Expense Example - Modern Capital Tactical Income Fund	Jul. 29, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 843
Expense Example, with Redemption, 3 Years	1,604
Expense Example, with Redemption, 5 Years	2,383
Expense Example, with Redemption, 10 Years	4,404
Class ADV Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	361
Expense Example, with Redemption, 3 Years	1,162
Expense Example, with Redemption, 5 Years	1,982
Expense Example, with Redemption, 10 Years	$ 4,109